OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
OTHER ACCOUNTS PAYABLE
OTHER ACCOUNTS PAYABLE

NOTE 9 – OTHER ACCOUNTS PAYABLE

	December 31,
	2019	2018
	U.S. dollars in thousands
Employees	$2,685	$1,403
Institutions	412	319
Interest payable	10	11
Deferred revenues and advances from customers	308	255
Miscellaneous	40	75
	$3,455	$2,063

For information about the Group’s exposure to currency and liquidity risks in respect of the payables' balances, see Note 21.